UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02992

Exact name of registrant as specified in charter:	Dryden National Municipals Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2006

Date of reporting period:	9/30/2006

Item 1. Schedule of Investments

Dryden National Municipals Fund, Inc.

Schedule of Investments

as of September 30, 2006 (Unaudited)

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 97.4%
Alaska 0.7%
Alaska St. Intl. Arpts. Rev., Ref., Ser. A, M.B.I.A., A.M.T.	Aaa	5.00%	10/01/21	$1,000	$1,054,770
Alaska Student Loan Corp. Ed. Ln. Rev., Ser. A-2, A.M.T.	AAA(d)	5.00	6/01/18	2,000	2,126,000

					3,180,770

Arizona 1.2%
Pima Cnty. Ind. Dev. Auth. Rev., Tucson Elec. Pwr. Co., F.S.A.	Aaa	7.25	7/15/10	870	873,071
Pima Cnty. Uni. Sch. Dist. No. 1, G.O., F.G.I.C.	Aaa	7.50	7/01/10	3,000	3,406,770
Tucson Cnty., G.O., Ser. A	Aa3	7.375	7/01/12	1,100	1,308,945

					5,588,786

California 11.7%
Anaheim Pub. Fin. Auth. Lease Rev.,
Ser. 641A, F.S.A., R.I.T.E.S.(g)(h)	NR	10.16351	9/01/16	2,210	3,328,702
Ser. 641B, F.S.A., R.I.T.E.S. (g)(h)	NR	10.16351	9/01/24	1,815	3,068,167
Bay Area Toll Auth. Toll Brdg. Rev. San Francisco Bay Area, Ser. F	Aa3	5.00	4/01/31	5,000	5,294,750
California Hlth. Facs. Fin. Auth. Rev. Cedars Sinai Med. Ctr.	A3	5.00	11/15/27	3,000	3,120,240
California Poll. Control Fin. Auth. Solid Waste Disp. Rev., Waste Mgmt., Inc. Proj., Ser. B, A.M.T.	BBB(d)	5.00	7/01/27	1,000	1,025,030
California St. Cmnty. Dev. Auth. Rev., Kaiser Permanente,
Ser. B(Mandatory Put Date 7/01/14)	A3	3.90	8/01/31	3,500	3,459,225
Ser. C	A+(d)	5.25	8/01/31	1,000	1,063,940
California St. Pub. Wks. Brd. Lease Rev., Dept. of
Mental Health Coalinga, Ser. A	A2	5.50	6/01/19	2,000	2,213,940
Mental Health Coalinga, Ser. A	A2	5.50	6/01/20	2,000	2,211,700
Mental Health Coalinga, Ser. A	A2	5.50	6/01/22	2,000	2,204,740
California St., G.O.	A1	5.00	3/01/27	7,865	8,300,013
California St., G.O., M.B.I.A., Ser. A	Aaa	5.25	2/01/27	9,900	10,569,140
Folsom Cordova Uni. Sch. Dist. Sch. Facs. Impvt. Dist. No. 2, Ser. A, G.O., C.A.B.S., M.B.I.A.	Aaa	Zero	10/01/21	60	31,364
Loma Linda Hosp. Rev., Loma Linda Univ. Med. Center, Ser. A	Baa1	5.00	12/01/20	3,000	3,120,690
Pittsburg Redev. Agcy. Tax Alloc., Los Medanos Cmnty. Dev. Proj., C.A.B.S., A.M.B.A.C.	Aaa	Zero	8/01/25	2,000	863,260
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev., Ser. A, C.A.B.S., M.B.I.A.	Aaa	Zero	1/15/36	11,000	2,861,320

Santa Margarita Dana Point Auth. Impvt. Rev., Dists., 3, 3A, 4, 4A, Ser. B, M.B.I.A.	Aaa	7.25	8/01/14	2,000	2,473,780

					55,210,001

Colorado 2.2%
Denver Colo. City & Cnty. Arpt. Rev. Sys., Ser. A, F.G.I.C.	Aaa	5.00	11/15/16	3,000	3,274,590
Denver Colo. City & Cnty. Arpt. Rev. Sys., Ser. A, F.G.I.C.	Aaa	5.00	11/15/25	6,500	6,936,150

					10,210,740

Connecticut 0.9%
Connecticut St. Spl. Tax Oblig. Rev., Trans. Infrastructure, Ser. A (Prerefunded Date 6/01/08)(b)	Aaa	7.125	6/01/10	1,000	1,104,280
Connecticut St., R.I.T.E.S. 1060 R, Ser. C, G.O.(g)(h)	AA(d)	6.04493	11/15/09	2,855	3,245,336

					4,349,616

District of Columbia 0.4%
District of Columbia Rev., Geo. Washington Univ., Ser. A, M.B.I.A.	Aaa	5.125	9/15/31	2,040	2,114,705

Florida 4.4%
Broward Cnty. Res. Recov. Rev. Rfdg., Wheelabrator, Ser. A	A3	5.50	12/01/08	5,000	5,178,499
Florida St. Brd. of Ed. Cap. Outlay, G.O.	Aa1	9.125	6/01/14	1,260	1,545,655
Gainesville Utility Systems Rev., Ser. A, F.S.A.	Aaa	5.00	10/01/23	3,000	3,210,930
Halifax Hosp. Med. Cntr. Rev., Ref., Ser. A	BBB+(d)	5.25	6/01/26	1,500	1,581,330
Highlands Cnty. Health Facs. Auth. Rev.,
Adventist Health B	A2	5.00	11/15/25	1,000	1,042,360
Adventist Health I (Mandatory Put Date 11/16/09)	A2	5.00	11/15/29	500	516,070
Jacksonville Aviation Auth. Rev, A.M.T., A.M.B.A.C.	Aaa	5.00	10/01/26	1,855	1,947,082
Jacksonville Econ. Dev. Cmnty. Health Care Facs. Rev., Mayo Clinic	Aa2	5.00	11/15/36	1,500	1,562,760
Miami Dade Cnty. Aviation Rev., Miami Int’l. Arpt. Hub, Ser. C, F.G.I.C.	Aaa	5.00	10/01/10	3,040	3,197,442
Reunion West Cmnty. Dev. Dist. Spl. Assmt. Rev.	NR	6.25	5/01/36	1,000	1,059,810

					20,841,938

Georgia 0.3%
Forsyth Cnty. Sch. Dist. Dev., G.O.	Aa2	6.75	7/01/16	500	602,445
Fulton Cnty. Sch. Dist., G.O.	Aa2	6.375	5/01/17	750	910,320

					1,512,765

Hawaii 0.9%
Hawaii St., Ser. DD, G.O., M.B.I.A.	Aaa	5.25	5/01/24	2,000	2,170,340

Honolulu City & Cnty. Waste Wtr. Systems Rev., Ser. F, G.O., F.G.I.C.	Aaa	5.25	7/01/20	2,000	2,192,300

					4,362,640

Illinois 7.6%
Chicago O’Hare Int’l. Arpt. Rev., Gen. Arpt.,
3rd Lein, Ser. A, M.B.I.A.	Aaa	5.25	1/01/26	2,000	2,165,920
3rd Lein, Ser. B-1, X.L.C.A.	Aaa	5.25	1/01/34	1,975	2,094,547
Gilberts Special Service Area No. 9 Special Tax, Big Timber Proj. (Prerefunded Date 3/01/11)(b)	AAA(d)	7.75	3/01/27	2,000	2,353,480
Illinois Ed. Facs. Auth. Student Hsg. Rev., Ed. Advancement Fund,
Univ. Center Proj.(Prerefunded Date 5/01/12)(b)	Aaa	6.00	5/01/22	1,500	1,678,215
Ser. B	Baa3	5.00	5/01/30	2,000	2,060,660
Illinois Fin. Auth. Rev., Northwestern Mem. Hosp., Ser. A	Aa2	5.25	8/15/34	5,000	5,303,350
McLean & Woodford Counties Cmnty. Unified Sch. Dist. No. 005, G.O., F.S.A. (Prerefunded Date 12/01/11)(b)	Aaa	5.625	12/01/17	4,000	4,345,520
Met. Pier & Exposition Auth. Dedicated St. Tax Rev., McCormick Place Expansion, Ser. A, M.B.I.A.	Aaa	5.25	6/15/42	8,500	9,088,455
Springfield Elec. Rev. Sr. Lien, M.B.I.A.	Aaa	5.00	3/01/31	6,420	6,780,226

					35,870,373

Indiana 1.2%
Indianapolis Local Public Impt. Arpt. Auth. Rev., Ser. F, A.M.B.A.C., A.M.T.	Aaa	5.00	1/01/36	2,500	2,597,650
Noblesville Ind. Redev. Auth. Econ. Dev. Rev., Lease Rental 146th Str. Extn. A	A+(d)	5.25	8/01/25	2,000	2,121,340
Vanderburgh Cnty. Ind. Redev. Cmnty. Dist. Tax Increment.	A-(d)	5.25	2/01/31	1,000	1,049,300

					5,768,290

Kansas 2.6%
Sedgwick & Shawnee Cnty. Sngl. Fam. Hsg.
Rev., Ser. A, A.M.T., G.N.M.A., F.N.M.A.	Aaa	5.70	12/01/27	2,095	2,192,690
Rev., Ser. A, A.M.T., G.N.M.A., F.N.M.A.	Aaa	5.75	6/01/27	2,245	2,298,700
Rev., Ser. A, A.M.T., G.N.M.A., F.N.M.A.	Aaa	5.85	12/01/27	1,970	2,080,773
Wyandotte Cnty. Kansas City Unified Gov. Util. Systems Rev., Rfdg., Ser. 2004, A.M.B.A.C.	Aaa	5.65	9/01/19	5,000	5,785,500

					12,357,663

Louisiana 1.7%
New Orleans, Rfdg., G.O., M.B.I.A.	Aaa	5.25	12/01/22	2,000	2,172,660
Orleans Parish Sch. Brd., E.T.M., M.B.I.A.(b)	Aaa	8.90	2/01/07	5,780	5,883,231

					8,055,891

Maryland 0.7%
Baltimore Econ. Dev. Lease Rev., Armistead Partnership, Ser. A	A(d)	7.00	8/01/11	635	635,984

Montgomery Cnty. Restoration Recovery Proj., Ser. A, A.M.T.	A2	6.00	7/01/07	1,000	1,012,580
Northeast Waste Disp. Auth. Rev., Baltimore City Sludge Corporate Proj.	NR	7.25	7/01/07	611	623,556
Takoma Park Hosp. Facs. Rev., Washington Adventist Hosp., E.T.M., F.S.A.(b)	Aaa	6.50	9/01/12	1,000	1,102,700

					3,374,820

Massachusetts 2.4%
Boston Ind. Dev. Fin. Auth. Swr. Facs. Rev., Harbor Elec. Energy Co. Proj., A.M.T.	Aa3	7.375	5/15/15	1,095	1,105,008
Massachusetts St. Health & Ed. Facs. Auth. Rev., Caritas Christi Obligation, Ser. B	Baa3	6.75	7/01/16	3,590	4,020,155
Simmons College, Ser. D, A.M.B.A.C. (Prerefunded Date 10/01/10)(b)	Aaa	6.05	10/01/20	1,000	1,100,870
Univ. Massachusetts Proj., Ser. A, F.G.I.C.(Prerefunded Date 10/01/10)(b)	Aaa	5.875	10/01/29	500	547,295
Valley Region Health System, Ser. C	Baa3	7.00	7/01/10	825	916,220
Massachusetts St. Ind. Dev. Fin. Agcy. Rev., Bradford College(c)(g)	NR	5.625	11/01/28	970	174,679
Massachusetts St. Wtr. Pollutant Abatement Trust Rev., Pool Program, Ser. 9	Aaa	5.25	8/01/33	2,500	2,679,050
Rail Connections, Inc., Rev., Route 128, Ser. B, A.C.A., C.A.B.S. (Prerefunded Date 7/01/09)(b)	Aaa	Zero	7/01/21	2,500	1,066,550

					11,609,827

Michigan 3.2%
Harper Creek Cmnty. Sch. Dist., G.O. (Prerefunded Date 5/01/11)(b)	Aa2	5.50	5/01/17	1,500	1,622,145
Michigan Higher Ed. Student Ln. Auth. Rev., Student Ln., Ser. XVII-Q, A.M.B.A.C., A.M.T.	Aaa	5.00	3/01/31	3,000	3,094,620
Michigan St. Building Auth. Rev., Rfdg. Facs. Program, Ser. III(Prerefunded Date 10/15/12)(b)	Aa3	5.375	10/15/22	3,750	4,100,099
Michigan St. Hosp. Fin. Auth. Rev.,
Ascension Health, Ser. A	Aa3	5.00	11/01/12	1,250	1,327,538
Henry Ford Health sys., Ser. A	A1	5.25	11/15/46	2,000	2,103,700
Okemos Pub. Sch. Dist., G.O., M.B.I.A.,
C.A.B.S.	Aaa	Zero	5/01/12	1,100	891,792
C.A.B.S.	Aaa	Zero	5/01/13	1,000	779,180
Wyandotte Elec. Rev., M.B.I.A.	Aaa	6.25	10/01/08	1,270	1,299,388

					15,218,462

Minnesota 1.3%
Minnesota Higher Ed. Facility Rev., St. Thomas Univ.	A2	5.00	4/01/23	1,000	1,061,360
Minnesota Hsg. Fin. Agcy. Rev., Sngl. Fam. Mtge., Ser. I, A.M.T.	Aa1	5.80	1/01/19	2,790	2,898,922
Minnesota St. Mun. Pwr. Agcy. Elec. Rev.	A3	5.25	10/01/21	2,000	2,159,220

					6,119,502

Missouri 2.3%
Missouri St. Hwys. & Trans. Commn. St. Rd. Rev. First Lien, Ser. B	Aa1	5.00	5/01/23	10,000	10,756,600

New Hampshire 1.3%
Manchester Hsg. & Redev. Auth. Rev., Ser. B, C.A.B.S., A.C.A.	A(d)	Zero	1/01/24	4,740	2,062,801
New Hampshire Health & Ed. Facs. Auth. Rev., New Hampshire College Issue (Prerefunded Date 1/01/11)(b)	BBB-(d)	7.50	1/01/31	3,000	3,471,779
New Hampshire Higher Ed. & Health Facs. Auth. Rev., New Hampshire College (Prerefunded Date 1/01/07)(b)	BBB-(d)	6.30	1/01/16	145	148,876
New Hampshire College	BBB-(d)	6.30	1/01/16	355	363,538

					6,046,994

New Jersey 4.3%
Casino Reinvestment Dev. Auth. Rev., Room Fee, A.M.B.A.C.	Aaa	5.25	1/01/24	1,600	1,756,480
New Jersey Econ. Dev. Auth. Rev.,
Cigarette Tax	Baa2	5.625	6/15/19	1,250	1,314,925
Cigarette Tax	Baa2	5.75	6/15/34	750	800,940
New Jersey Econ. Dev. Auth. Rev., Sch. Facs. Construction., Ser. O	A1	5.25	3/01/26	1,000	1,076,740
New Jersey Health Care Facs. Fin. Auth. Rev.,
Atlantic City Med. Ctr.	A2	6.25	7/01/17	2,175	2,427,757
Raritan Bay Med. Center Issue	NR	7.25	7/01/27	2,000	2,046,800
Saint Peter’s Univ. Hosp., Ser. A	Baa1	6.875	7/01/30	2,000	2,202,160
South Jersey Hosp.	Baa1	6.00	7/01/26	1,565	1,686,851
South Jersey Hosp.	Baa1	6.00	7/01/32	1,000	1,072,090
New Jersey St. Trans. Trust Fund Auth. Rev., Ser. A	A1	5.50	12/15/23	3,500	4,062,730
Tobacco Settlement Fin. Corp. Rev.,
Asset Bkd.	Baa3	5.75	6/01/32	1,460	1,537,161
Asset Bkd.	Baa3	6.00	6/01/37	400	427,444

					20,412,078

New Mexico 2.1%
New Mexico Mtge. Fin. Auth. Rev., Sngl. Fam. Mtge. Program,
Ser. E, G.N.M.A., F.N.M.A., F.H.L.M.C., A.M.T.	AAA(d)	5.50	7/01/35	2,295	2,450,142
Ser. A, G.N.M.A., F.N.M.A., F.H.L.M.C. , A.M.T.	Aaa	5.50	7/01/36	2,315	2,469,480
Ser. B, G.N.M.A., F.N.M.A., F.H.L.M.C., A.M.T.	AAA(d)	4.75	7/01/35	4,245	4,386,783
Ser. C-2, G.N.M.A., F.N.M.A., A.M.T.	AAA(d)	6.15	3/01/32	840	869,534

					10,175,939

New York 7.8%
Erie Cnty. Ind. Dev. Agcy., Sch. Facility Rev.,
City of Buffalo Proj., F.S.A.	Aaa	5.75	5/01/19	1,250	1,378,925
City of Buffalo Proj., F.S.A.	Aaa	5.75	5/01/23	3,030	3,334,485
City of Buffalo Proj., F.S.A.	Aaa	5.75	5/01/24	6,765	7,234,559
New York City Indl. Dev. Agy. Rev. Yankee Stadium Pilot, F.G.I.C.	Aaa	5.00	3/01/31	1,000	1,061,840
New York City, G.O.,
Ser. D	A1	7.65	2/01/07	45	45,140
Ser. J	A1	5.00	6/01/27	3,130	3,301,712

New York Liberty Dev. Corp. Rev. National Sports Museum Proj. A	NR	6.125	2/15/19	750	775,605
New York St. Mun. Bond Bank Agcy. Special Sch. Purpose Rev.,
Ser. C	A+(d)	5.25	6/01/22	3,200	3,432,032
Ser. C	A+(d)	5.25	12/01/22	3,595	3,855,673
Tobacco Settlement Fin. Corp. Rev.,
Asset Bkd., Ser. A-1	A1	5.50	6/01/16	3,000	3,176,250
Asset Bkd., Ser. A-1	A1	5.50	6/01/18	3,000	3,245,130
Asset Bkd., Ser. A-1	A1	5.50	6/01/19	5,000	5,444,250
Ser. B-1C	A1	5.50	6/01/15	500	529,375

					36,814,976

North Carolina 2.8%
Charlotte Arpt. Rev., Ser. B, A.M.T., M.B.I.A.	Aaa	6.00	7/01/24	1,000	1,064,230
Charlotte Storm Wtr. Fee Rev. (Prerefunded Date 6/01/10)(b)	Aa2	6.00	6/01/25	500	546,375
North Carolina Eastern Mun. Powr. Agcy., Power Systems Rev.,
A.M.B.A.C.	Aaa	6.00	1/01/18	1,000	1,182,750
Ser. A (Prerefunded Date 1/01/22)(b)	Aaa	6.00	1/01/26	650	793,988
Ser. A, E.T.M.(b)	Aaa	6.50	1/01/18	2,635	3,254,145
Ser. A, E.T.M.(b)	AAA(d)	6.40	1/01/21	1,000	1,222,140
Ser. A, M.B.I.A.	Aaa	6.50	1/01/18	1,005	1,222,673
North Carolina Hsg. Fin. Agcy. Rev., Home Ownership, Ser. 6A, A.M.T.	Aa2	6.20	1/01/29	555	580,869
North Carolina Mun. Powr. Agcy. Rev., No. 1 Catawba Elec., M.B.I.A.	Aaa	6.00	1/01/10	1,250	1,342,500
Piedmont Triad Arpt. Auth. Rev., Ser. B, A.M.T., F.S.A.	Aaa	6.00	7/01/21	1,000	1,066,390
Pitt Cnty. Rev., Mem. Hosp., E.T.M.(b)	Aaa	5.25	12/01/21	1,000	1,064,870

					13,340,930

North Dakota 2.2%
Mercer Cnty. Poll. Control Rev., Antelope Valley Station, A.M.B.A.C.	Aaa	7.20	6/30/13	9,000	10,365,660

Ohio 5.0%
Brecksville Broadview Heights City Sch. Dist., G.O., F.G.I.C.	Aaa	6.50	12/01/16	1,000	1,024,580
Cincinnati City Sch. Dist. Ref. Classroom Const. & Impt., G.O.	Aaa	5.25	12/01/23	3,000	3,434,160
Columbus Citation Hsg. Dev. Corp., Mtge. Rev., A.M.T., F.H.A. (Prerefunded Date 1/01/15)(b)	NR	7.625	1/01/22	1,585	1,918,246
Cuyahoga Cnty. Hosp. Facs. Rev., Canton, Inc. Proj.	Baa2	7.50	1/01/30	5,000	5,545,649
Hamilton Cnty. Sales Tax Rev., Sub., Ser. B, A.M.B.A.C., C.A.B.S.	Aaa	Zero	12/01/20	2,000	1,091,360
Hilliard Sch. Dist. Sch. Impvt., G.O., C.A.B.S., F.G.I.C.	Aaa	Zero	12/01/19	1,720	985,887
Lucas Cnty. Health Care Facs. Rev., Rfdg. Impvt. Sunset Retirement, Ser. A	NR	6.625	8/15/30	1,000	1,073,780
Lucas Cnty. Hosp. Rev., Rfdg., Promedica Healthcare Group, Ser. B, A.M.B.A.C.	Aaa	5.00	11/15/21	3,935	4,186,801
Newark Wtr. Imprvmt., Ltd. Tax, G.O., A.M.B.A.C., C.A.B.S.	Aaa	Zero	12/01/06	805	800,202

Ohio Presbyterian Services, Ser. A (Prerefunded Date 7/01/07)(b)	NR	6.625	7/01/14	1,750	1,815,415
Ohio St. Higher Ed. Facility Cmnty. Rev., Case Western Reserve Univ., Ser. B	A1	6.50	10/01/20	750	915,953
Richland Cnty. Hosp. Facs. Rev., Medcentral Health Systems, Ser. B	A-(d)	6.375	11/15/22	335	365,951
Medcentral Health Systems, Ser. B (Prerefunded Date 11/15/10)(b)	A-(d)	6.375	11/15/22	665	739,686

					23,897,670

Oklahoma 0.6%
Oklahoma Hsg. Fin. Agcy. Rev., Home Ownership, Ser. B-1, G.N.M.A., F.N.M.A., A.M.T.	Aaa	4.875	9/01/33	2,780	2,821,005

Pennsylvania 2.8%
Lancaster Higher Ed. Auth. College Rev. Franklin & Marshall College	A1	5.00	4/15/27	1,000	1,052,710
Monroe Cnty. Hosp. Auth. Rev., Pocono Med. Center	BBB+(d)	6.00	1/01/43	1,750	1,877,785
Pennsylvania Econ. Dev. Fin. Auth. Res. Recov. Rev. Rfdg. Colver Proj., Ser. F, A.M.B.A.C., A.M.T.	Aaa	4.625	12/01/18	1,750	1,795,168
Philadelphia Wtr. & Waste Water Rev., Ser. A, F.S.A.	Aaa	5.00	7/01/12	4,645	4,970,103
Pittsburgh, G.O., Ser. A, M.B.I.A.	Aaa	5.00	9/01/11	1,500	1,594,815
Westmoreland Cnty. Ind. Dev. Agcy. Rev., Gtd., Valley Landfill Proj., A.M.T. (Mandatory Put Date 5/01/09)	BBB(d)	5.10	5/01/18	2,000	2,044,480

					13,335,061

Puerto Rico 2.8%
Puerto Rico Comwlth. Hwy. & Trans. Auth.,
Rev., Ser. G, F.G.I.C.	Aaa	5.25	7/01/18	2,250	2,446,830
Rev., Ser. K	Baa3	5.00	7/01/14	2,000	2,133,480
Puerto Rico Comwlth. Infrastructure Fing. Auth. Spl., Ser. B	Baa3	5.00	7/01/37	3,000	3,104,010
Puerto Rico Comwlth., G.O., Govt. Dev. Bank, Ser. C, A.M.T.	Baa3	5.25	1/01/15	1,000	1,078,340
Puerto Rico Comwlth., G.O., R.I.T.E.S.,
PA642B, M.B.I.A.(g)(h)	NR	7.59425	7/01/12	1,000	1,222,720
PA 625, A.M.B.A.C., G.O.(g)(h)	NR	10.07452	7/01/10	500	619,480
Puerto Rico Comwlth., Pub. Impt., Ser. A, G.O.	Baa3	5.25	7/01/30	1,500	1,606,290
Puerto Rico Mun. Fin. Agcy., G.O.	Baa3	5.00	8/01/12	1,000	1,055,720

					13,266,870

South Carolina 2.2%
Charleston Wtr. Works & Swr. Rev., E.T.M.(b)	Aaa	10.375	1/01/10	4,400	4,886,992
South Carolina Jobs Econ. Dev. Auth. Hosp. Facs., Rev., Rfdg. & Impvt., Palmetto Health, Ser. C	Baa1	6.875	8/01/27	345	399,786
Rfdg. & Impvt., Palmetto Health, Ser. C (Prerefunded Date 8/01/13)(b)	Baa1	6.875	8/01/27	2,655	3,148,060
Tobacco Settlement Rev., Mgt. Auth., Ser. B	Baa3	6.375	5/15/28	2,000	2,156,040

					10,590,878

South Dakota 0.2%
Ed. Enhancement Fin. Fdg. Corp. Rev., Tobacco, Ser. B	Baa3		6.50	6/01/32	1,000	1,094,280

Tennessee 2.2%
Bristol Health & Ed. Facility Rev., Bristol Mem. Hosp., F.G.I.C., E.T.M.(b)(f)	Aaa		6.75	9/01/10	5,000	5,432,000
Shelby Cnty. Health Ed. & Hsg. Facility Brd. Hosp. Rev., Methodist Health Care (Prerefunded Date 9/01/12)(b)	NR		6.50	9/01/26	560	645,579
Methodist Health Care (Prerefunded Date 9/01/12)(b)	NR		6.50	9/01/26	940	1,083,651
Tennessee Hsg. Dev. Agcy. Rev., Homeownership Program, A.M.T.	Aa2		5.00	7/01/34	3,340	3,412,211

						10,573,441

Texas 6.5%
Brazos River Auth. Poll. Control Rev.,
TXU Energy Co. LLC Proj., A.M.T.	Baa2		5.40	5/01/29	1,500	1,553,850
TXU Energy Co. LLC Proj., Ser. C, A.M.T.	Baa2		6.75	10/01/38	1,255	1,414,686
TXU Energy Co. LLC Proj., Ser. D (Mandatory Put Date 10/01/14)	Baa2		5.40	10/01/29	1,000	1,066,170
Brazos River Auth. Rev., Houston Inds., Inc. Proj. B, A.M.B.A.C.	Aaa		5.125	11/01/20	3,500	3,651,095
Houston Util. Syst. Rev., Ser. A, F.S.A.	Aaa		5.25	5/15/21	9,000	9,738,991
Lower Colorado River Auth. Transmission Contract Rev., LCRA Trans. Services Corp. Proj., Ser. C, A.M.B.A.C.	Aaa		5.25	5/15/25	2,250	2,416,275
Matagorda Cnty. Nav. Dist. No. 1, Rev., Rfdg., Centerpoint Energy Proj.	Baa2		5.60	3/01/27	2,000	2,109,260
Sabine River Auth. Poll. Control Rev., TXU Energy Co. LLC Proj., Ser. B	Baa2		6.15	8/01/22	1,000	1,085,310
San Antonio Elec. & Gas Sys., Ser. A	Aa1		5.00	2/01/21	5,000	5,345,950
Texas St. Pub. Fin. Auth. Rev., Southern Univ. Fin. Systems, M.B.I.A.	Aaa		5.50	11/01/18	2,240	2,433,558

						30,815,145

U.S. Virgin Islands 0.7%
U.S. Virgin Islands Pub. Fin. Auth.,
Sr. Lien Matching Fund Loan Note A	BBB	(d)	5.25	10/01/21	1,500	1,589,400
Gross Rcpts. Taxes Lien Nts., F.G.I.C.	Aaa		5.00	10/01/28	1,500	1,604,805

						3,194,205

Virginia 2.4%
Gloucester Cnty. Ind. Dev., Auth. Sld. Waste Disposal Rev., Waste Mgmt. Services, Ser. A, A.M.T.(Mandatory Put Date 5/01/14)	BBB(d)		5.125	9/01/38	2,300	2,400,027
Richmond Met. Auth. Expy. Rev., Rfdg., F.G.I.C.	Aaa		5.25	7/15/17	5,775	6,340,950

Sussex Cnty. Ind. Dev. Auth. Sld. Waste Disp. Rev., Atlantic Waste, Ser. A, A.M.T. (Mandatory Put Date 5/01/14)	BBB(d)	5.125	6/01/28	1,400	1,460,886
Tobacco Settlement Fin. Corp. Rev., Asset Bkd.	Baa3	5.625	6/01/37	1,000	1,053,750

					11,255,613

Washington 4.2%
Cowlitz Cnty. Sch. Dist. No. 122, Longview, G.O., F.S.A.	Aaa	5.50	12/01/19	3,500	3,776,815
Energy Northwest Elec. Rev.,
Columbia Generating, Ser. B, A.M.B.A.C.	Aaa	6.00	7/01/18	4,000	4,455,201
Proj. No. 1, Ser. B, M.B.I.A.	Aaa	6.00	7/01/17	3,000	3,349,620
Proj. No. 3, Ser. A, F.S.A.	Aaa	5.50	7/01/18	4,010	4,340,945
King Cnty. Pub. Hosp. Dist. No. 002 Ref. & Impt. Evergreen Healthcare, G.O., M.B.I.A.	Aaa	5.00	12/01/31	2,000	2,102,460
Tobacco Settlement Auth. Rev., Asset Bkd.	Baa3	6.50	6/01/26	1,925	2,113,823

					20,138,864

West Virginia 0.5%
West Virginia St. Hosp. Fin. Auth., Oak Hill Hosp. Rev., Ser. B (Prerefunded Date 9/01/10)(b)	A2	6.75	9/01/30	2,000	2,244,520

Wisconsin 1.1%
Badger Tobacco Asset Secur. Corp., Rev., Asset Bkd.	Baa3	6.125	6/01/27	2,800	3,000,760
Wisconsin St. Health & Ed. Facs. Auth. Rev., Marshfield Clinic, Ser.B	BBB+(d)	6.00	2/15/25	2,000	2,157,600

					5,158,360

Total long-term investments (cost $439,254,845)					462,045,878

SHORT-TERM INVESTMENTS 3.2%
Alabama 0.5%
McIntosh Ind. Dev. Brd. Environ. Impvt. Rev., A.M.T., F.R.D.D.(e)	P-2	4.22	10/01/06	2,350	2,350,000

Texas 0.5%
West Side Calhoun Cnty. Nav. Dist., Environ. Facs. Rev., Var. BP Chemicals, Inc. Proj., A.M.T., F.R.D.D.(e)	A-1+(d)	3.90	10/01/06	1,000	1,000,000
Sewr. & Sld. Waste Disp. Adj.-BP Chemicals, Inc., Proj., A.M.T., F.R.D.D.(e)	P-1	3.90	10/01/06	1,200	1,200,000

					2,200,000

Washington 2.2%
Clark Cnty. Pub. Util. Dist. No. 001 Generating Sys. Rev., Mun. Secs. Trust Rcpts., Ser. SGA-118, F.S.A., F.R.D.D.(e)	A-1+(d)	3.83	10/01/06	1,500	1,500,000
Seattle Mun. LT & Pwr. Rev. Mun. Secs. Trust Rcpts., Ser. SGA 85, M.B.I.A., F.R.D.D.(e)	A-1+(d)	3.83	10/01/06	9,200	9,200,000

					10,700,000

Total short-term investments (cost $15,250,000)	15,250,000

Total Investments 100.6% (cost $454,504,845)(j)	477,295,878
Liabilities in excess of other assets(i) (0.6%)	(3,023,955)

Total Net Assets 100.0%	$474,271,923

(a)	The following abbreviations are used in portfolio descriptions:

A.C.A.—American Capital Access

A.M.B.A.C.—American Municipal Bond Assurance Corporation

A.M.T.—Alternative Minimum Tax

C.A.B.S.—Capital Appreciation Bonds

E.T.M.—Escrowed to Maturity

F.G.I.C.—Financial Guaranty Insurance Company

F.H.A.—Federal Housing Administration

F.H.L.M.C.—Federal Home Loan Mortgage Corporation

F.N.M.A.—Federal National Mortgage Association

F.R.D.D.—Floating Rate (Daily) Demand

F.S.A.—Financial Security Assurance

G.N.M.A.—Government National Mortgage Association

G.O.—General Obligation

M.B.I.A.—Municipal Bond Insurance Corporation

NR —Not Rated by Moody’s or Standard and Poor’s rating

R.I.T.E.S.—Residual Interest Tax Exempt Securities Receipts

X.L.C.A.—XL Capital Assurance

(b)	Escrowed to maturity and prerefunded securities are secured by escrowed cash and/or U.S. guaranteed obligations.
(c)	Represents issuer in default of interest payments; non-income producing security.
(d)	Standard & Poor’s rating.
(e)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at September 30, 2006.
(f)	All or portion of security segregated as collateral for financial futures contracts.
(g)	Indicates a security that has been deemed illiquid.
(h)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is at September 30, 2006.
(i)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures as follows:

Open futures contracts outstanding at September 30, 2006:

Number of Contracts	Type	Expiration Month	Value at September 30, 2006	Value at Trade Date	Unrealized Appreciation (Depreciation)
Long Positions:
99	U.S. Treasury 5Yr Note	Dec. 06	$10,446,047	$10,372,008	$74,039
5	U.S. Treasury 2Yr Note	Dec. 06	1,022,500	1,019,933	2,567

					$76,606

Short Positions:
197	U.S. Treasury 10Yr Note	Dec. 06	21,288,312	21,098,647	$(189,665)
157	U.S. Treasury Bond	Dec. 06	17,647,781	17,326,087	(321,694)

					$(511,359)

					$(434,753)

(j)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

Note 1. Significant Accounting Policies (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden National Municipals Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date November 27, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date November 27, 2006

*	Print the name and title of each signing officer under his or her signature.